Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 24, 2015
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust II
CIK	dei_EntityCentralIndexKey	0001587982
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Dec. 24, 2015
Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2015
Prospectus Date	rr_ProspectusDate	Dec. 31, 2015
MarketGrader 100 Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION - MarketGrader 100 Enhanced Index Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The investment objective of the MarketGrader 100 Enhanced Index Fund (the “Fund”) is to seek investment results that track generally, before fees and expenses, the performance of the Kaizen MarketGrader 100 Dynamic Risk Overlay Index (the “Underlying Index”).

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Your Account With The Fund - Class A Shares” on page 31 of this Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2016
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of a portfolio of high performing equity securities of U.S. companies, which is hedged during periods of sustained market decline through the use of CBOE Volatility Index Futures. Under normal circumstances, the Fund will invest at least 80% of its total assets in the equity securities which comprise the Underlying Index.

The equity portion of the Underlying Index generally consists of 100 stocks. The Underlying Index’s stocks are constituents of the MarketGrader U.S. Coverage Universe. In compiling the Underlying Index, MarketGrader.com Corp. (the “Index Provider”) selects the 100 stocks from the MarketGrader U.S. Coverage Universe, a universe of approximately 4,100 equity securities of publicly-traded U.S. companies that are identified by the Index Provider pursuant to a methodology based on the strength of a company’s fundamentals with respect to growth, value, profitability and cash flow. The Index Provider analyzes those four areas using publicly available information (such as SEC filings) and provides a rating for each stock. The methodology then screens such potential Index components for certain criteria regarding sector/industry diversification, minimum market capitalization and minimum liquidity (based on three-month average daily trading volume). The Index Provider’s top 100 rated companies are selected for the Underlying Index. The stocks that are selected for inclusion in the Underlying Index’s portfolio are equally weighted. The Underlying Index is rebalanced by the Index Provider semi-annually, on the third Friday of February and August each year. When the Index Provider rebalances the Underlying Index, securities may be added to or removed from the Underlying Index. The Fund will rebalance its portfolio semi-annually to correspond to the changes made in the Underlying Index.

The Fund generally will invest in all of the equity positions that comprise the Underlying Index and those positions will be equally weighted. During periods when the hedging portion is not in use, the Fund expects to generally be invested fully in these equity positions. The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index. The Index may include and the Fund may invest in securities of any market capitalization.

The strategy is enhanced by the hedging portion of the Underlying Index which is intended to reflect a hedge against fluctuations of the equity portion of the Underlying Index during periods of market decline. In order to replicate the hedging portion of the Index, the Fund employs futures contracts included in the Kaizen Dynamic Risk Overlay Index (the “Overlay"), a separate, proprietary index that reflects the use of CBOE Volatility Index® (VIX) futures contracts to hedge portfolios during bear market periods while minimizing hedging expenses during rising markets. The Overlay utilizes a proprietary model that seeks to identify periods when a hedge may be needed and activates portfolio hedging using CBOE Volatility Index® (VIX) futures contracts only during these periods. The VIX is a widely used measure of market risk that represents the market’s expectation of near term (30-day) volatility based on S&P 500 stock index option prices.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market risk. Stock markets are volatile and can decline significantly in response to issuer, market, economic, political, regulatory, geopolitical and other conditions. The value of an equity security can decline significantly in response to these conditions.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Small-capitalization and mid-capitalization company risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Large-capitalization company risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Futures Risk. The value of a futures contract tends to increase and decrease in correlation with the value of the underlying instrument. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. The Fund’s use of futures contracts exposes the Fund to leverage risk because of the small margin requirements relative to the value of the futures contract. A relatively small market movement will have a proportionately larger impact on the funds that the Fund has deposited or will have to deposit with a broker to maintain its futures position. Leverage can lead to large losses as well as gains. Under certain market conditions, futures contracts may become illiquid. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures could exceed the Fund’s initial investment in such contracts.

Leveraging Risk. Derivative instruments held by the Fund involve inherent leverage, whereby small cash deposits allow the Fund to hold contracts with greater face value, which may magnify the Fund’s gains or losses. Adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative. In addition, the use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy obligations.

Asset Segregation Risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Fund’s investment in such investments) even if they are covered.

Hedging Transactions Risk. Hedging transactions involve risks different than those of underlying investments. In particular, the variable degree of correlation between price movements of hedging transactions and price movements in the position being hedged means that losses on the hedge may be greater than gains in the value of the Fund’s positions, opportunities for gain may be limited or that there may be losses on both parts of a transaction. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging involves its own costs.

CFTC and Regulation Risk. The financial crisis of 2007-2008 has led the U.S. government to expand considerably its regulation and oversight of financial services firms and the markets for financial instruments. In this regard, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) has significantly enhanced the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. These regulators are continuing to implement regulations under the Dodd-Frank Act, some which may adversely affect the Fund.

The Advisor is registered as a commodity pool operator under the Commodity Exchange Act. As a registered commodity pool operator, the Advisor is subject to a comprehensive scheme of regulations administered by the CFTC and the National Futures Association, the self-regulatory body for futures and swaps firms (“NFA”), with respect to both its own operations and those of the Fund. The Advisor seeks to rely on relief from certain CFTC recordkeeping, reporting, and disclosure requirements otherwise applicable as to the Fund to the extent permitted by CFTC regulations and CFTC staff guidance.

Index Risk. The performance of the Fund may not exactly match the performance of the Underlying Index. The Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management and Strategy Risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or the volatility of the overall stock market, which may prove to be incorrect. Investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

No Operating History. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.
MarketGrader 100 Enhanced Index Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KHMAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imst2mgeif_WireFee	$ 20.00
Overnight check delivery fee	imst2mgeif_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (includes shareholder service fees of up to 0.15%)	rr_OtherExpensesOverAssets	0.56%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.75%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 718
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 1,102
MarketGrader 100 Enhanced Index Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KHMCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imst2mgeif_WireFee	$ 20.00
Overnight check delivery fee	imst2mgeif_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses (includes shareholder service fees of up to 0.15%)	rr_OtherExpensesOverAssets	0.56%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.66%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 356
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	811
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	253
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	$ 811
MarketGrader 100 Enhanced Index Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KHMIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imst2mgeif_WireFee	$ 20.00
Overnight check delivery fee	imst2mgeif_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes shareholder service fees of up to 0.15%)	rr_OtherExpensesOverAssets	0.56%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.66%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 153
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 508
Altrius Enhanced Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION - Altrius Enhanced Income Fund
Investment objective:	rr_ObjectiveHeading	Investment Objectives
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objectives of the Altrius Enhanced Income Fund (the “Fund”) are to maximize long-term total return and generate income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Your Account With The Fund - Class A Shares” on page 31 of this Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2016
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund employs two strategies to seek to achieve its investment objectives: 1) an unconstrained bond strategy to seek to maximize total returns and 2) a strategy that seeks to enhance portfolio income.

Unconstrained Bond Strategy

The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of bonds. The Fund will invest in bonds that may be issued by various types of issuers, including the following:

• Investment grade securities of U.S. and non-U.S. issuers;

• Debt securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

• Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets countries;

• Other debt securities issued by government or corporate issuers, including high yield debt instruments of U.S. and non-U.S. issuers (commonly referred to a “junk bonds”), convertible bonds, zero coupon bonds; and

• Mortgage-backed securities and other asset-backed securities.

The Fund may invest in bonds of any maturity or credit quality rating. With respect to maturity, the Fund has no target duration for its investment portfolio and the Fund’s sub-advisor may target shorter or longer durations in response to its view of the fixed income markets generally or any sector thereof. With respect to credit quality, the Fund may invest in investment grade or non-investment grade securities, without limitation, depending on the sub-advisor’s view of the fixed income markets generally or any sector thereof. Investment grade securities are those rated in the Baa3 or higher categories by Moody’s Investors Service, Inc. (“Moody’s”), or in the BBB- or higher categories by Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated by S&P, Moody's or Fitch, determined by the Fund’s sub-advisor to be of comparable credit quality. High yield securities, commonly referred to as “junk bonds”, are rated below investment grade by at least one of Moody’s, S&P or Fitch or, if unrated, determined by the Fund’s sub-advisor to be of comparable credit quality. Junk bonds may include securities that are rated “C” or below (in default) or are unrated.

The Fund may invest in individual bonds, or may gain exposure to bonds by investing in exchange-traded products (ETPs), such as exchange-traded funds (ETFs) or exchange-traded notes (ETNs), that invest in securities with similar characteristics.

In selecting securities for the Fund, one of the Fund’s sub-advisors, Altrius Capital Management, Inc. (“Altrius”), applies a flexible strategy seeking to capitalize on opportunities in a wide variety of income-producing securities. Altrius identifies investment opportunities through an investment process focused on both macroeconomic analysis and bottom-up security selection. On a macro-level, Altrius allocates the Fund’s assets among various income-producing market sectors based on current and projected economic and market conditions, and among different types of income-producing securities that vary by characteristics such as duration, yield, risk profile, and industry. Altrius then selects individual securities based on its bottom-up analysis of particular issuers within the allocation profiles identified. Securities selected for investment are typically those that the Altrius believes offer the greatest available potential to generate income and total return based on the Altrius’ risk-reward analysis.

Enhanced Income Strategy

The Fund will seek to enhance the unconstrained bond strategy with an option overlay strategy intended to generate income. Two Fish Management, LLC (“Two Fish”), one of the Fund’s sub-advisors, employs a strategy intended to generate premium income by writing put options on high quality, large capitalization U.S. equities that are out-of-the money (“OTM”) (i.e., the option has a strike price that is lower than the market price of the underlying security at the time of purchase of the option sale and Two Fish believes the strike price will remain below the market price for the entire option term). Each listed put option sold in the portfolio is an “American-style” option (i.e., an option which can be exercised at the strike price at any time prior to its expiration). The typical term of put options sold is 30-45 days. The strike price (i.e., the price at which a put option can be exercised) of each put option is typically 5%-10% below the price at which the underlying equity is trading at the time of the put sale. If a stock trades below the strike price of a put option and the put option is exercised by the option holder, the Fund will have to pay the option holder the strike price, and will typically liquidate the underlying equity and write a new OTM put option on the same underlying equity. If a stock trades below the strike price of a put option, the Fund may also roll the position out in term and down in strike price (i.e., buy back the put option and write a new put option for a new term), typically for a cash credit to the Fund. If the underlying stock does not close below its strike price, the option expires worthless and the entire amount of the premium payment is retained by the Fund. Two Fish also opportunistically rolls options to shorten or extend their term to expiration and increase or decrease their strike price to seek to enhance prospective risk-adjusted returns to the Fund. The use of options may generate taxable capital gains for shareholders.

The return to the Fund from the sale of put options is limited to the amount of option premiums it receives, while the Fund can lose up to the entire strike price at expiration of each option it sells. To seek to mitigate risk, the Fund limits its notional exposure (i.e., put option contracts sold multiplied by the strike price of each contract multiplied by 100 shares per contract) to 100% of the market value of the Fund’s bond positions, in aggregate. Typically, the Fund’s notional exposure as a percentage of the aggregate market value of the bond positions held by the Fund is 70%-80%.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Market risk. Stock markets are volatile and can decline significantly in response to issuer, market, economic, political, regulatory, geopolitical and other conditions. The value of an equity security can decline significantly in response to these conditions.

Multi-style management risk. Because portions of the Fund’s assets are managed by different sub-advisors using different styles, the Fund could enter into overlapping securities transactions. One sub-advisor may be purchasing securities at the same time another sub-advisor may be selling those same securities, which may lead to higher transaction expenses than a fund managed by one sub-advisor.

Fixed income securities risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Interest rate risk. Interest rate risk is the possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. For example, the price of a security with a five-year duration would be expected to drop by approximately 5% in response to a 1% increase in interest rates. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

Credit risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Liquidity risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

High yield (“junk”) bond risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. .

Convertible securities risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Emerging market risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Currency risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Foreign sovereign risk. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

ETF risk. ETFs are subject to many of the same risks associated with individual securities, including market risk that the market as a whole, or the specific sector in which an ETF invests, may decline. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

ETN risk. ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer.

Valuation risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued by the Fund using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Mortgage-backed and asset-backed securities risk. Securities representing interests in “pools” of mortgages or other assets are subject to various risks, including prepayment risk, risk of default of the underlying mortgages or assets, and delinquencies and losses of the underlying mortgages or assets. Additionally, political and legal developments may adversely affect the value and liquidity of these securities.

Options risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Written Options Risk. The Fund will incur a loss as a result of writing (selling) options if the price of the written option instrument increases in value between the date the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.

Leveraging Risk. Derivative instruments held by the Fund involve inherent leverage, whereby small cash deposits allow the Fund to hold contracts with greater face value, which may magnify the Fund’s gains or losses. Adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative. In addition, the use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy obligations.

Asset Segregation Risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Fund’s investment in such investments) even if they are covered.

Management and strategy risk. The value of your investment depends on the judgment of the Fund’s sub-advisors about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s sub-advisors in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

No operating history. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.
Altrius Enhanced Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KEUAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imst2mgeif_WireFee	$ 20.00
Overnight check delivery fee	imst2mgeif_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (includes shareholder service fees of up to 0.15%)	rr_OtherExpensesOverAssets	0.92%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.27%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.75%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 718
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 1,173
Altrius Enhanced Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KEUCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imst2mgeif_WireFee	$ 20.00
Overnight check delivery fee	imst2mgeif_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses (includes shareholder service fees of up to 0.15%)	rr_OtherExpensesOverAssets	0.92%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.02%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 356
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	885
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	253
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	$ 885
Altrius Enhanced Income Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KEUIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imst2mgeif_WireFee	$ 20.00
Overnight check delivery fee	imst2mgeif_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes shareholder service fees of up to 0.15%)	rr_OtherExpensesOverAssets	0.92%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.02%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 153
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 583

[1]	"Other expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.75%, 2.50%, and 1.50% of the average daily net assets of Class A, Class C and Class I Shares respectively. This agreement is in effect until December 31, 2016, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.
[3]	Class C Shares of the Fund are subject to a contingent deferred sales charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase.
[4]	"Other expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[5]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.75%, 2.50%, and 1.50% of the average daily net assets of Class A, Class C and Class I Shares respectively. This agreement is in effect until December 31, 2016, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.
[6]	Class C Shares of the Fund are subject to a contingent deferred sales charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase.